Note 6 - Blanket Mine Indigenization Transaction - Movement in Advance Dividend Loan (Details) - Reserve of share-based payments [member] - Advanced dividend loans [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Balance at January 1, 2018	$ 2,053	$ 2,604
Interest accrued	104	174
Dividends used to repay loans	(525)	(725)
Balance at December 31, 2018	$ 1,632	$ 2,053